DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Pre-tax discount rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Winter Sports Equipment
Cash Generating Units
Pre-tax discount rate	11.90%	12.80%	10.30%
Salomon (previously Salomon Apparel and Footwear)
Cash Generating Units
Pre-tax discount rate	15.20%	19.00%	14.30%
Arc'teryx Apparel and Gear
Cash Generating Units
Pre-tax discount rate	14.70%	15.50%	13.10%
Peak Performance
Cash Generating Units
Pre-tax discount rate	14.70%	15.50%	13.10%
Ball & Racquet Sports
Cash Generating Units
Pre-tax discount rate	15.80%	15.10%	12.20%